Consolidated Statement of Changes in Equity (Deficit) - CAD ($) shares in Thousands, $ in Thousands	Total	Share capital	Contributed surplus	Deficit
Beginning balance, Amount at Dec. 31, 2018	$ (8,694)	$ 75,045	$ 7,045	$ (90,784)
Beginning balance, Shares at Dec. 31, 2018		23,227
Loss and comprehensive loss	(10,825)			(10,825)
Incremental share issuance – acquisition of Difference Capital Financial Inc. (Note 23), Amount	14,867	$ 14,867
Incremental share issuance – acquisition of Difference Capital Financial Inc. (Note 23), Shares		3,176
Issuance of replacement stock-based awards – acquisition of Difference Capital Financial Inc. (Note 23)	682		682
Stock based compensation (Note 25b)	1,732		1,732
Options and restricted share units (“RSUs”) exercised, Amount	770	$ 1,486	(716)
Options and restricted share units (“RSUs”) exercised, Shares		451
Shares issued – convertible debentures (Note 14), Amount	1,549	$ 1,568	(19)
Shares issued – convertible debentures (Note 14), Shares		367
Conversion of warrants (Note 25d), Amount	1,534	$ 1,534
Conversion of warrants (Note 25d), Shares		337
Amortization of warrants (Note 25d)	137		137
Ending balance, Amount at Dec. 31, 2019	1,752	$ 94,500	8,861	(101,609)
Ending balance, Shares at Dec. 31, 2019		27,558
Loss and comprehensive loss	(13,445)			(13,445)
Stock based compensation (Note 25b)	1,371		1,371
Options and restricted share units (“RSUs”) exercised, Amount	556	$ 1,112	(556)
Options and restricted share units (“RSUs”) exercised, Shares		335
Shares issued – Partial settlement of credit facility prepayment, Amount	1,000	$ 1,000
Shares issued – Partial settlement of credit facility prepayment, Shares		307
Shares issued – debentures, Amount	1,410	$ 1,410
Shares issued – debentures, Shares		776
Equity portion – convertible debentures	617		617
Shares issued – convertible debentures (Note 14), Amount	4,983	$ 4,983
Shares issued – convertible debentures (Note 14), Shares		2,155
Shares issued to settle debt, Amount	939	$ 939
Shares issued to settle debt, Shares		610
Warrants issued (Note 25d), Amount	3,508		3,508
Conversion of warrants (Note 25d), Amount	2,011	$ 2,786	(775)
Conversion of warrants (Note 25d), Shares		990
Amortization of warrants (Note 25d)	534		534
Ending balance, Amount at Dec. 31, 2020	$ 5,236	$ 106,730	$ 13,560	$ (115,054)
Ending balance, Shares at Dec. 31, 2020		32,731